UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2011
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:              Foster Dykema Cabot & Co., Inc.
Address:           101 Arch Street - 18th Floor
                   Boston, MA 02110
13F File Number:   0001037558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew R. Knowland, Jr.
Title:   Vice President
Phone:   617-423-3900
Signature,                 Place,                and Date of Signing:
Andrew R. Knowland, Jr.    Boston, MA	         February 7, 2012
Report Type (Check only one.):
                                [X] 13F HOLDINGS REPORT.
                                [ ] 13F NOTICE.
                                [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:             0
Form 13F Information Table Entry Total:        74
Form 13F Information Table Value Total:        $253,440


List of Other Included Managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      365     4470 SH       SOLE                     4470
AT&T Inc.                      COM              00206R102     2945    97376 SH       SOLE                    97376
Abbott Laboratories            COM              002824100     4577    81390 SH       SOLE                    81390
Air Products & Chemicals Inc.  COM              009158106      204     2400 SH       SOLE                     2400
American Express Company       COM              025816109     1557    33002 SH       SOLE                    33002
Apache Corporation             COM              037411105      567     6262 SH       SOLE                     6262
Apple Inc.                     COM              037833100     1786     4410 SH       SOLE                     4410
Automatic Data Processing, Inc COM              053015103      308     5700 SH       SOLE                     5700
BP plc ADR                     COM              055622104      440    10306 SH       SOLE                    10306
Baxter International, Inc.     COM              071813109      331     6694 SH       SOLE                     6694
Berkshire Hathaway, Inc. Cl. A COM              084670108    13771      120 SH       SOLE                      120
Berkshire Hathaway, Inc. Cl. B COM              084670702    22526   295229 SH       SOLE                   295229
Bristol-Myers Squibb Co.       COM              110122108      467    13240 SH       SOLE                    13240
Buckeye Partners, L.P.         COM              118230101      499     7800 SH       SOLE                     7800
Canadian Natural Resources Ltd COM              136385101     2756    73750 SH       SOLE                    73750
Canadian Oil Sands Limited     COM              13643E105      302    13265 SH       SOLE                    13265
Chevron Corp.                  COM              166764100     8637    81178 SH       SOLE                    81178
Cisco Systems Inc.             COM              17275R102     9346   516943 SH       SOLE                   516943
Coca-Cola Company              COM              191216100     2557    36541 SH       SOLE                    36541
Colgate Palmolive Co.          COM              194162103      500     5417 SH       SOLE                     5417
ConocoPhillips                 COM              20825C104    11427   156813 SH       SOLE                   156813
Devon Energy Corporation       COM              25179M103      733    11823 SH       SOLE                    11823
Disney (Walt) Co.              COM              254687106      226     6038 SH       SOLE                     6038
Donaldson Company Inc          COM              257651109      204     3000 SH       SOLE                     3000
Eli Lilly & Company            COM              532457108     1323    31832 SH       SOLE                    31832
Enterprise Bancorp Inc         COM              293668109      429    29976 SH       SOLE                    29976
Exxon Mobil Corporation        COM              30231G102    15404   181740 SH       SOLE                   181740
General Electric Co.           COM              369604103     2089   116658 SH       SOLE                   116658
Hewlett Packard Company        COM              428236103      309    11992 SH       SOLE                    11992
Home Depot, Inc.               COM              437076102      353     8400 SH       SOLE                     8400
IBM Corporation                COM              459200101    11059    60142 SH       SOLE                    60142
Illinois Tool Works Inc.       COM              452308109      248     5300 SH       SOLE                     5300
Intel Corporation              COM              458140100      242    10000 SH       SOLE                    10000
Johnson & Johnson              COM              478160104    11765   179397 SH       SOLE                   179397
Kinder Morgan Energy Partners, COM              494550106      552     6500 SH       SOLE                     6500
Laboratory Corp. of America Ho COM              50540R409     3104    36107 SH       SOLE                    36107
Leucadia National Corp.        COM              527288104      669    29400 SH       SOLE                    29400
Lockheed Martin Corp.          COM              539830109      296     3665 SH       SOLE                     3665
Loews Corp.                    COM              540424108      339     9000 SH       SOLE                     9000
Lowes Cos. Inc.                COM              548661107      274    10800 SH       SOLE                    10800
McCormick & Co., Inc. Non-Voti COM              579780206      403     8000 SH       SOLE                     8000
McDonald's Corporation         COM              580135101     1583    15781 SH       SOLE                    15781
McGraw Hill Companies          COM              580645109      540    12000 SH       SOLE                    12000
Microsoft Corporation          COM              594918104    11468   441758 SH       SOLE                   441758
Mohawk Industries Inc.         COM              608190104      431     7200 SH       SOLE                     7200
Norfolk Southern Corp.         COM              655844108      314     4315 SH       SOLE                     4315
Pepsico, Inc.                  COM              713448108     1888    28452 SH       SOLE                    28452
Pfizer Inc.                    COM              717081103      628    29033 SH       SOLE                    29033
Praxair Inc.                   COM              74005P104      232     2166 SH       SOLE                     2166
Procter & Gamble Company       COM              742718109     7890   118272 SH       SOLE                   118272
Rayonier, Inc.                 COM              754907103      479    10725 SH       SOLE                    10725
Royal Dutch Shell PLC ADR      COM              780259206      614     8400 SH       SOLE                     8400
SPDR Gold Trust ETF            COM              78463V107     2251    14813 SH       SOLE                    14813
SPDR S&P 500 ETF Trust         COM              78462F103    19572   155949 SH       SOLE                   155949
Sanofi                         COM              80105N105     7492   205045 SH       SOLE                   205045
Schlumberger Ltd.              COM              806857108     8109   118703 SH       SOLE                   118703
Staples Incorporated           COM              855030102     6547   471320 SH       SOLE                   471320
Technology Select Sector SPDR  COM              81369Y803     1563    61400 SH       SOLE                    61400
The Hershey Company            COM              427866108      247     4000 SH       SOLE                     4000
Toronto Dominion Bank          COM              891160509      244     3260 SH       SOLE                     3260
Tyco Int'l. Ltd.               COM              H89128104      291     6227 SH       SOLE                     6227
Union Pacific Corp.            COM              907818108      340     3212 SH       SOLE                     3212
United Technologies            COM              913017109      662     9062 SH       SOLE                     9062
Utilities Select Sector SPDR E COM              81369Y886      472    13120 SH       SOLE                    13120
Vanguard Emerging Markets ETF  COM              922042858     1045    27350 SH       SOLE                    27350
Vanguard Energy ETF            COM              92204a306      368     3650 SH       SOLE                     3650
Vanguard Total Stock Market ET COM              922908769    10224   159010 SH       SOLE                   159010
Verizon Communications         COM              92343v104     2887    71963 SH       SOLE                    71963
Wal-Mart Stores, Inc.          COM              931142103     1278    21378 SH       SOLE                    21378
Wells Fargo & Company          COM              949746101     9182   333162 SH       SOLE                   333162
Williams Cos., Inc.            COM              969457100     4228   128030 SH       SOLE                   128030
iShares MSCI All-Asia Ex-Japan COM              464288182      374     7493 SH       SOLE                     7493
iShares MSCI Emerging Markets  COM              464287234    13602   358520 SH       SOLE                   358520
iShares Russell Mid Cap Index  COM              464287499      505     5133 SH       SOLE                     5133
